Equity Method Investment (Details) - Schedule of Equity Method Investment ¥ in Thousands	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)
Schedule of Equity Method Investments [Abstract]
Cost	¥ 1,425			¥ 1,425
Less: accumulated impairment	(1,425)			(1,425)
Equity method investment, net